Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - SayMedia, Inc [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenue	$ 9,340,245	$ 9,015,603	$ 12,608,398	$ 17,664,798
Cost of revenue	5,729,280	4,351,384	6,160,059	7,345,022
Gross profit	3,610,965	4,664,219	6,448,339	10,319,776
Operating expenses
Research and development	751,219	2,067,155	2,755,819	1,040,875
Selling, general and administrative	6,753,290	6,471,534	7,712,681	17,683,886
Total operating expenses	7,504,509	8,538,689	10,468,500	18,724,761
Operating loss	(3,893,544)	(3,874,470)	(4,020,161)	(8,404,985)
Other income (expense)
Gain on forgiveness of debt		26,076,301	26,076,301
Gain on settlements of accounts payable	76,518	494,843	494,843	3,664,752
Interest expense, net	(293,517)	(1,090,481)	(1,212,331)	(2,142,319)
Other income (expense), net	(6,895)	23,867	(154,107)	(133,587)
Total other (expense) income, net	(223,894)	25,504,530
Income (loss) before income taxes	(4,117,438)	21,630,060	21,184,545	(7,016,139)
Benefit (provision) for income taxes	59,959	(134,680)	355,063
Net income (loss)	(4,057,479)	21,495,380	20,829,482	(7,016,139)
Foreign currency translation adjustments	(13,480)	(856)	(45,728)	61,824
Comprehensive income (loss)	$ (4,070,959)	$ 21,494,524	$ 20,783,754	$ (6,954,315)